Note 17 - Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
(17)	Concentrations of Credit Risk

Concentration risks

Details of the customers accounting for
10%
or more of total net revenues are as follows:

	Year ended December 31,
	2015	% of sales	2016	% of sales	2017	% of sales
	RMB		RMB		RMB
Huaxia Life Insurance Company Limited ("Huaxia")	*	*	517,759	12.7%	990,865	24.2%
Tianan Life Insurance Company Limited ("Tianan")	*	*	*	*	913,456	22.3%
PICC Property and Casualty Company Limited ("PICC")	475,742	19.3%	878,249	21.5%	*	*
China Pacific Property Insurance Co., Ltd. ("CPIC")	287,261	11.7%	439,749	10.8%	*	*
Ping An Property & Casualty Insurance Company of China, Ltd. ("Ping An").	265,296	10.8%	*	*	*	*
	1,028,299	41.8%	1,835,757	45.0%	1,904,321	46.5%
* represented less than
10%
of total net revenues as of the year.

Details of the customers which accounted for
10%
or more of accounts receivable are as follows:

	As of December 31,
	2016	%	2017	%
	RMB		RMB
Huaxia	101,749	20.2%	229,444	44.5%
PICC	84,257	16.8%	*	*
Tianan	75,750	15.1%	92,988	18.0%
	261,756	52.1%	322,432	62.5%

* represented less than
10%
of account receivables as of the year end.

The Group performs ongoing credit evaluations of its customers and generally does not
require collateral on accounts receivable.

The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

The Group performs ongoing credit evaluations on the amounts due from Sincere Fame and its subsidiaries (Note
15
(a)(i)). As the Group has significant influences over the operations of Sincere Fame through its equity investment in Sincere Fame, and in view of the historically positive operating results of Sincere Fame and its subsidiaries, the Group considered that the credit risks on the amounts due from an affiliate and its subsidiaries are not
significant.

The Group performs ongoing credit evaluations on the amounts due from Chuangjia (Note
4
). As Group obtain
99%
equity share pledge of Puyi Bohui, the major operating subsidiary of Chuangjia, and in view of the positive operating results and decent solvency of Chuangjia, the Group considered that the credit risks on the amounts due from Chuangjia is not
significant.

Currency risk

The proceeds from the initial public offering and the follow-on offering of the Group were in USD, substantially all of the revenue-generating operations of the Group are transacted in RMB, which is not
freely convertible into foreign currencies. On
January 1, 1994,
the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted by the People’s Bank of China. However, the unification of the exchange rate does not
imply convertibility of RMB into USD or other foreign currencies. All foreign exchange transactions must take place either through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange or at a swap center. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.